SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.  SUBSEQUENT EVENTS

On January 15, 2013, TCPL issued US$750 million of Senior Notes maturing January 15, 2016 and bearing interest at 0.75 per cent.

On January 17, 2013, TCPL issued 7.2 million common shares to TransCanada resulting in proceeds of $345 million.